Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2013
Property Plant And Equipment [Abstract]
Components of Property and Equipment

Property and equipment consists of the following:

	June 30,
	2012	2013
Lab equipment	$714	$945
Office equipment	88	79
Leasehold improvements	8	8
Software	19	32

Property and equipment, gross	829	1,064
Less: Accumulated depreciation and amortization	(776)	(723)

Property and equipment, net	$53	$341